UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Sureview Capital LLC

Address:  	360 Madison Avenue 19th fl
          	New York, NY  10017


13F File Number: 028-14836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Tawil
Title:  Chief Financial Officer
Phone:  212-907-5600


Signature, Place and Date of Signing:

/s/	Aaron Tawil		   New York, NY			February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $252,388 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE

COL 1				COL 2	  COL 3		COL 4	     COL 5		COL 6	COL 7	     COL 8

Name of 			Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer				Class	  Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None

AMERICAN TOWER CORP NEW		COM	03027X100	15068	195000	SH		Sole		195000
APPLE INC			COM	037833100	5330	10000	SH		Sole		10000
CATERPILLAR INC DEL		COM	149123101	9854	110000	SH		Sole		110000
DIGITAL RLTY TR INC		COM	253868103	6796	100100	SH		Sole		100100
EBAY INC			COM	278642103	9031	177000	SH		Sole		177000
EXPEDIA INC DEL			COM NEW	30212P303	13736	223527	SH		Sole		223527
FACEBOOK INC			CL A	30303M102	7262	272700	SH		Sole		272700
GOOGLE INC			CL A	38259P508	4966	7000	SH		Sole		7000
GROUPON INC			CL A	399473107	3049	624747	SH		Sole		624747
HARLEY DAVIDSON INC		COM	412822108	16606	340000	SH		Sole		340000
IMAX CORP			COM	45245E109	6230	277143	SH		Sole		277143
LAS VEGAS SANDS CORP		COM	517834107	19387	420000	SH		Sole		420000
LINKEDIN CORP	COM 		CL A	53578A108	12274	106900	SH		Sole		106900
MOODYS CORP			COM	615369105	12516	248729	SH		Sole		248729
PENN NATL GAMING INC		COM	707569109	7367	150000	SH		Sole		150000
QUALCOMM INC			COM	747525103	12714	205000	SH		Sole		205000
SALESFORCE COM INC		COM	79466L302	4707	28000	SH		Sole		28000
SINA CORP			ORD	G81477104	3515	70000	SH		Sole		70000
SIRIUS XM RADIO INC		COM	82967N108	5982	2070000	SH		Sole		2070000
SPLUNK INC			COM	848637104	3482	120000	SH		Sole		120000
TIFFANY & CO NEW		COM	886547108	8584	149700	SH		Sole		149700
TRIPADVISOR INC			COM	896945201	2025	48261	SH		Sole		48261
VAIL RESORTS INC		COM	91879Q109	9195	170000	SH		Sole		170000
VELTI PLC ST HELIER		SHS	G93285107	1962	435890	SH		Sole		435890
VERIZON COMMUNICATIONS INC	COM	92343V104	17308	400000	SH		Sole		400000
VIACOM INC NEW			CL B	92553P201	23206	440000	SH		Sole		440000
VIRGIN MEDIA INC		COM	92769L101	6615	180000	SH		Sole		180000
YELP INC			CL A	985817105	3621	192100	SH		Sole		192100









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